FVM - Financial instruments not measured at fair value - Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	$ 27,345	$ 24,434
Payables from securities financing transactions measured at amortized cost	20,449	16,225
Cash collateral payables on derivative instruments	37,783	34,742
Customer deposits	790,201	796,330
Funding from UBS Group AG measured at amortized cost	110,727	110,614
Debt issued measured at amortized cost	109,939	100,207
Other financial liabilities measured at amortized cost excluding lease liabilities	13,900	13,100
Fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Amounts due to banks	27,400	24,500
Payables from securities financing transactions measured at amortized cost	20,400	16,200
Cash collateral payables on derivative instruments	37,800	34,700
Customer deposits	791,000	796,700
Funding from UBS Group AG measured at amortized cost	114,300	114,600
Debt issued measured at amortized cost	110,700	100,600
Other financial liabilities measured at amortized cost excluding lease liabilities	$ 13,900	$ 13,100